S000079794 [Member] Investment Strategy - Bridge Builder Municipal High-Income Bond Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax (“Federal AMT”)). Municipal securities may be obligations of a variety of issuers, including state or local entities or other qualifying issuers. Issuers may be states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal securities may also include, but are not limited to, municipal bonds related to financing projects such as those relating to education, health care, and transportation.
The Fund invests at least 50% of its assets in municipal securities rated Baa1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BBB+ or lower by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings (“Fitch”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”), or in unrated securities that a sub-adviser of the Fund believes are of comparable quality. Such investments include municipal securities rated below investment grade, also known as “junk bonds,” which are municipal securities rated Ba1 or lower by Moody’s, BB+ or lower by S&P or Fitch, or an equivalent rating by another NRSRO, or in unrated securities that a sub-adviser believes are of comparable quality. If a security is rated differently by multiple NRSROs, the Fund treats the security as being rated in the highest rating category received from an NRSRO.
The Fund may purchase or sell securities which it is eligible to purchase or sell, including but not limited to municipal securities in which the Fund may invest for purposes of its 80% investment policy, on a when-issued and delayed-delivery basis and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund also invests in futures, including Treasury futures, and may buy or sell futures to hedge exposure to risk factors, for speculative purposes or as a substitute for investing in conventional fixed income securities. In addition, the Fund may invest in privately issued securities (e.g., Rule 144A securities) and other investment companies, including open-end or closed-end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment strategies.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub-advisers that have been or will be retained by the Adviser (each a “Sub-adviser”). Each Sub-adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub-adviser seeks to take advantage of what a Sub-adviser considers to be a better investment opportunity, when a Sub-adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when a Sub-adviser perceives deterioration in the credit fundamentals of the issuer, or when a Sub-adviser believes that it would be appropriate to do so in order to readjust the duration or asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-adviser. The Adviser may allocate Fund assets to the following Sub-advisers: Capital International, Inc. (“Capital International”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.
Capital International’s Principal Investment Strategies
Capital International’s investment philosophy is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Capital International uses a system of multiple portfolio managers in managing its allocated portion of the Fund’s assets. Under this approach, its allocated portion of the Fund’s assets is divided into segments managed by individual portfolio managers. With respect to its allocated portion of the Fund’s assets, Capital International primarily invests in municipal securities that provide income exempt from federal personal income tax and may subject certain taxpayers to Federal AMT. In selecting securities for its allocated portion of the Fund’s assets, Capital International may accept risks to capital value that it deems prudent to take advantage of opportunities for higher current income on municipal securities in which it invests. Capital International may sell securities when it believes that they no longer represent relatively attractive investment opportunities.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to select investments based on its outlook for the different sectors of the tax-free municipal market (for example, T. Rowe Price may emphasize revenue bonds instead of state and local general obligation debt) and specific issuers or securities. The goal of this approach is to seek higher yields while taking a risk-conscious approach. Risk management practices include managing the portfolio’s duration (which is a measurement of the price sensitivity of a bond or bond fund to changes in interest rates), while also focusing on striking a balance between (i) investing more heavily in certain sectors or issuers, and (ii) diversifying the investments held in T. Rowe Price’s allocated portion of the Fund’s assets across the broader municipal market. T. Rowe Price will invest in investment-grade bonds, as well as below investment-grade bonds.